Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 194,000	$ 116,933
Prepaid expenses	229,358	74,298
GST receivable	24,923	128,031
Less: allowance for credit losses	(1,725)	(1,725)	$ (1,725)	$ (1,725)
Total prepayments and other assets, net	446,556	317,537
Less: amounts classified as non-current assets		(1,486)
Amounts classified as current assets	$ 446,556	$ 316,051